Note 5 - Warehouse Fund Assets (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Number of Assets Sold	3
Number of Assets Held for Sale, Acquired Previous Year	2
Real Estate Portfolio [Member]
Income, Real Estate Assets Held for Sale	$ 0	$ 0
Land Asset [Member]
Number of Assets Acquired	1
Direct Lending Credit Investments [Member]
Number of Assets Acquired	3